Annual Fund Operating Expenses	0 Months Ended
	Jun. 01, 2012
(WFA Emerging Markets Equity Income Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Administrator Class
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	0.64%	[1]
Total Annual Fund Operating Expenses	1.74%
Fee Waivers	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[2]
(WFA Emerging Markets Equity Income Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Institutional Class
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	0.37%	[1]
Total Annual Fund Operating Expenses	1.47%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	[2]
(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	0.80%	[1]
Total Annual Fund Operating Expenses	1.90%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.65%	[2]
(WFA Emerging Markets Equity Income Fund - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.80%	[1]
Total Annual Fund Operating Expenses	2.65%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	2.40%	[2]
(WFA Emerging Markets Local Bond Fund - Administrator) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.69%	[1]
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[2]
(WFA Emerging Markets Local Bond Fund - Institutional) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.42%	[1]
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[2]
(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.75%	[1]
Total Annual Fund Operating Expenses	1.40%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.23%	[2]
(WFA Emerging Markets Local Bond Fund - Retail) | (Wells Fargo Advantage Emerging Markets Local Bond Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.75%	[1]
Total Annual Fund Operating Expenses	2.15%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	[2]

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.